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                                  SKYLINE FUNDS
                       311 South Wacker Drive, Suite 4500
                             Chicago, Illinois 60606


                                  March 5, 2001





BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:

                                  SKYLINE FUNDS
                       1933 ACT REGISTRATION NO. 33-11755
                       1940 ACT REGISTRATION NO. 811-5022

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Skyline Funds (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed electronically with the Commission via EDGAR on March 1, 2001.

                              Very truly yours,

                              SKYLINE FUNDS

                              /s/ Stephen F. Kendall

                              Stephen F. Kendall
                              Executive Vice President, Treasurer and Secretary